OTHER ASSETS AND OTHER LIABILITIES, Fair Value of Derivative Financial Instruments, Recorded as an Asset or a Liability (Details) $ in Thousands, S/ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 1,661,628	$ 1,214,497	S/ 1,661.6	S/ 1,214.5
Liabilities	1,524,761	1,205,213	1,524.8	1,205.2
Nominal amount	73,642,609	54,844,606
Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	1,575,360	1,186,401
Liabilities	1,507,065	1,059,240
Nominal amount	72,080,304	52,032,718
Fair Value Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	86,268	28,096
Liabilities	17,696	145,973
Nominal amount	$ 1,562,305	2,811,888
Maturity	March 2022 / May 2023
Fair Value Hedges [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Nominal amount | S/			636.4	628.7
Forward Foreign Exchange Contracts [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 344,780	256,891
Liabilities	387,371	257,999
Forward Foreign Exchange Contracts [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	344,780	256,891
Liabilities	387,371	257,999
Nominal amount	$ 28,618,406	$ 22,030,623
Maturity	January 2022 / June 2023	January 2021 / October 2022
Interest Rate Swap [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 367,906	$ 600,718
Liabilities	320,186	613,624
Interest Rate Swap [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	367,906	600,718
Liabilities	320,186	613,624
Nominal amount	$ 26,878,186	$ 20,447,415
Maturity	January 2022 / December 2031	January 2021 / December 2031
Interest Rate Swap [Member] | Fair Value Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 0	$ 0
Liabilities	12,278	26,053
Nominal amount	$ 636,405	$ 628,677
Maturity		March 2022 / May 2023
Related instruments	Investments (*)
Currency Swaps [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 860,170	$ 323,425
Liabilities	795,845	181,454
Currency Swaps [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	860,170	323,425
Liabilities	795,845	181,454
Nominal amount	$ 15,935,149	$ 9,095,243
Maturity	January 2022 / January 2033	January 2021 / January 2033
Foreign Exchange Options [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 2,485	$ 2,673
Liabilities	3,258	3,547
Foreign Exchange Options [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	2,485	2,673
Liabilities	3,258	3,547
Nominal amount	$ 576,398	$ 426,848
Maturity	January 2022 /December 2022	January 2021 / June 2021
Futures [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 19	$ 2,694
Liabilities	405	2,616
Futures [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	19	2,694
Liabilities	405	2,616
Nominal amount	$ 72,165	$ 32,589
Maturity	March 2022 / November 2022	March 2021
Interest Rate Swap Contract One [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 0	$ 0
Liabilities	1,076	2,525
Nominal amount	$ 119,610	$ 108,630
Maturity	March 2022	March 2022
Related instruments	Bonds issued
Interest Rate Swap Contract Two [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 0	$ 0
Liabilities	0	315
Nominal amount	$ 0	$ 362,100
Maturity		March 2021
Related instruments	Debt to banks
Interest Rate Swap Contract Three [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 0	$ 0
Liabilities	0	1,473
Nominal amount	$ 0	$ 253,470
Maturity		March 2021
Related instruments	Bonds issued
Interest Rate Swap Contract Four [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 0	$ 0
Liabilities	0	72
Nominal amount	$ 0	$ 181,050
Maturity		March 2021
Related instruments	Debt to banks
Interest Rate Swap Contract Five [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 0	$ 0
Liabilities	0	60
Nominal amount	$ 0	$ 181,050
Maturity		March 2021
Related instruments	Debt to banks
Cross Currency Swap Contract [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 36,512	$ 5,090
Liabilities	0	0
Nominal amount	$ 199,350	$ 181,050
Maturity	January 2025	January 2025
Related instruments	Bonds issued
Cross Currency Swap Contract One [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 16,972	$ 0
Liabilities	0	29,001
Nominal amount	$ 179,415	$ 162,945
Maturity	August 2026	August 2026
Related instruments	Repurchase agreements
Cross Currency Swap Contract One [Member] | Cash Flow Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Nominal amount	$ 25,000	$ 25,000	S/ 99.7	S/ 90.5
Cross Currency Swap Contract Two [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	12,845	0
Liabilities	0	11,797
Nominal amount	$ 99,675	$ 90,525
Maturity	August 2026	August 2026
Related instruments	Repurchase agreements
Cross Currency Swap Contract Three [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 19,939	$ 18,224
Liabilities	4,126	74,677
Nominal amount	$ 154,635	$ 487,046
Maturity	January 2022 / September 2024	January 2021 / September 2024
Related instruments	Investments (*)
Cross Currency Swap Contract Four [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets	$ 0	$ 4,782
Liabilities	216	0
Nominal amount	$ 173,215	$ 175,345
Maturity	December 2023	August 2021
Related instruments	Bonds issued